Trade and Other Receivables (Movements of Impairment Provision for Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
At at 1 January	¥ 992	¥ 1,269
Provision for receivables impairment	66	71
Receivables written off during the year as uncollectible	(5)	(207)
Unused amounts reversed	0	(141)
At at 31 December	¥ 1,053	¥ 992